Fees to auditors (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fees to auditors
Audit fees	$ 177	$ 308
Audit related fees	108	119
Other fees	328	253
Total fees	$ 613	$ 680